Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges					$ 4,000
Aggregate carrying value of assets	$ 3,222,230					$ 3,222,820
Property plant and equipment, fair value					$ 14,000
Loss on disposal of assets				$ 3,000
Marine Assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges		$ 12,000
Aggregate carrying value of assets		22,000
Estimated fair value of assets		$ 10,000
AEA [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges			$ 32,000
AEA [Member] | Marine Assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges	$ 11,000
ASA [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges				$ 7,000